Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Line Items]
Additional tax deduction for R&D	86.00%
Losses utilized for R&D tax credit	14.50%
U.K. [member]
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Line Items]
Applicable tax rate	25.00%	23.52%	19.00%